Average Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio	Apr. 29, 2024
VIP Floating Rate High Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.22%
Past 5 years	5.61%
Since Inception	4.04%	[1]
SP026
Average Annual Return:
Past 1 year	13.72%
Past 5 years	6.00%
Since Inception	4.68%	[1]

[1]	A From April 9, 2014 .